Organization and Nature of Business (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)			3 Months Ended	9 Months Ended
	Mar. 20, 2020	Mar. 19, 2020	Mar. 31, 2020	Sep. 30, 2020	Mar. 11, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018
Notes payable				$ 61,679,000		$ 36,373,000
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount		$ 10,100,000
Proceeds from notes payable		7,400,000
Original issue discount		2,700,000
AMC Agreement [Member]
Notes payable								$ 23,600,000
Series AA Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001
Preferred stock voting rights	Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.			Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with the sale of such shares on an arms length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act.
FaceBank Group, Inc Pre-Merger [Member]
Debt face amount			$ 10,050,000			375,000	$ 889,000
Original issue discount			2,650,000				456,000
Notes payable			$ 3,406,000			$ 36,373,000	$ 2,475,000
FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member]
Line of credit facility, maximum borrowing capacity					$ 100,000,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount		10,050,000
Proceeds from notes payable		7,400,000
Original issue discount		$ 2,650,000
FaceBank Group, Inc Pre-Merger [Member] | AMC Agreement [Member]
Notes payable								$ 23,600,000
FaceBank Group, Inc Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.0001
Preferred stock voting rights	Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.		Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party.